STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2014
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 13. STOCKHOLDERS' EQUITY

On May 13, 2013, the Company's board of directors terminated the share repurchase programs previously authorized on May 13, 2008, and May 18, 2011, and authorized a new share repurchase program for an aggregate purchase amount of up to $750. This open market share repurchase program is in addition to the Company's evergreen repurchase program (Evergreen Program), the purpose of which is to offset the impact of stock dilution related to stock-based awards. The Evergreen Program has no authorization limit as to amount or timing of repurchases.

Share repurchases under authorized programs were as follows during the fiscal years ended June 30:

	2014		2013		2012
	Amount	Shares (000)	Amount	Shares (000)	Amount	Shares (000)
Open-market purchase programs	$-	-	$-	-	$158	2,429
Evergreen Program	260	3,046	128	1,500	67	990
Total	$260	3,046	$128	1,500	$225	3,419

During fiscal years 2014, 2013 and 2012, the Company declared dividends per share of $2.87, $2.63 and $2.44, respectively, and paid dividends per share of $2.84, $2.56 and $2.40, respectively.

In February 2013, the FASB issued an update to current accounting standards related to disclosures of reclassifications out of accumulated other comprehensive income. The presentation requirements were adopted by the Company effective July 1, 2013, and are reflected below.

Changes in accumulated other comprehensive net losses by component were as follows:

	Foreign currency translation adjustments	Net unrealized (losses) gains on derivatives	Pension and postretirement benefit adjustments	Total
Balance as of June 30, 2012, net of tax	$(198)	$(33)	$(165)	$(396)
Other comprehensive (loss) income
before reclassifications	(11)	-	31	20
Amounts reclassified from accumulated other
comprehensive net losses	-	3	6	9
Net other comprehensive (loss) income	(11)	3	37	29
Balance as of June 30, 2013, net of tax	$(209)	$(30)	$(128)	$(367)
Other comprehensive losses
before reclassifications	(37)	(9)	(9)	(55)
Amounts reclassified from accumulated other
comprehensive net losses	-	-	5	5
Net other comprehensive losses	(37)	(9)	(4)	(50)
Balance as of June 30, 2014, net of tax	$(246)	$(39)	$(132)	$(417)

Pension and postretirement benefit reclassification adjustments are reflected in cost of products sold and selling and administrative expenses.